UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Dunn Warren Investment Advisors, LLC
                        Address:         6143 South Willow Dr., Suite 102
                                         Greenwood Village, CO 80111
                        13F File Number: 028-14410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ann Zemann
Title:		Chief Compliance Officer
Phone:		402-250-2691
Signature,	Place,			and Date of Signing:
Ann Zemann	Omaha, NE		August 9, 2011
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    17
Form 13F Information Table Value Total:   $98,824
List of Other Included Managers: None

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       FORM 13F INFORMATION TABLE


					                       VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN  MANAGERS    SOLE   SHARED  NONE
-----------------------------   --------------   --------      ------  ------   --- ----  ------  --------   ------  -------  ----
INTERNATIONAL BUSINESS MACHS    COM              459200101        213    1241     SH        SOLE                               1241
ISHARES TR                      BARCLYS 1-3 YR   464287457      19008  225484     SH        SOLE                             225484
ISHARES TR                      DJ US BAS MATL   464287838       2218   28028     SH        SOLE                              28028
ISHARES TR                      IBOXX INV CPBD   464287242        205    1857     SH        SOLE                               1857
ISHARES TR                      S&P MC 400 GRW   464287606       5037   45400     SH        SOLE                              45400
ISHARES TR                      HIGH YLD CORP    464288513       4081   44695     SH        SOLE                              44695
ISHARES TR                      DJ HEALTH CARE   464288828       4878   74852     SH        SOLE                              74852
ISHARES TR                      PHLX SOX SEMICND 464287523       4707   84789     SH        SOLE                              84789
ISHARES TR                      RUSL 2000 GROW   464287648       9989  105309     SH        SOLE                             105309
MARKET VECTORS ETF TR           AGRIBUS ETG      57060U605       4818   89569     SH        SOLE                              89569
MARKET VECTORS ETF TR           COAL ETF         57060U837       4827  101735     SH        SOLE                             101735
POWERSHARES ETF TRUST           DYN NETWKG PRT   73935X815        985   34865     SH        SOLE                              34865
PROSHARES TR                    PSHS ULSHT SP500 74347R883       6274  303925     SH        SOLE                             303925
PROSHARES TR                    PSHS ULTSHRT QQQ 74347X237       7166  142125     SH        SOLE                             142125
SPDR SERIES TRUST               OIL GAS EQUIP    78464A748      11042  266270     SH        SOLE                             266270
SPDR SERIES TRUST               S&P METALS MNG   78464A755       4272   61586     SH        SOLE                              61586
SPDR SERIES TRUST               S&P RETAIL ETF   78464A714       9103  170520     SH        SOLE                             170520




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